    As filed with the Securities and Exchange Commission on November 16, 1999

                                                     Registration No. 333-84885
                                                     Registration No. 811-09531
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     -------
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                                            ---

                           Pre-Effective Amendment No.  2
                                                       ---


                          Post-Effective Amendment No.
                                                       ---

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                       X
                                                                            ---
                                  Amendment No.  2                          ---
                                                ---

                        (Check appropriate box or boxes)

                             DLJdirect MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                                 277 Park Avenue
                            New York, New York 10172
                    (Address of Principal Executive Offices)

                                 (800) 825-5723
              (Registrant's Telephone Number, Including Area Code)

                                Brian A. Kammerer
                         One Pershing Plaza, 10th Floor
                              Jersey City, NJ 07399
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Philip H. Harris, Esq.
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                919 Third Avenue
                            New York, New York 10022

                  Approximate date of proposed public offering:

             As soon as practicable after the effective date of this Registration Statement.

--------------------------------------------------------------------------------
Pursuant to the provisions of Rule 24f-2(a) under the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of securities under the Securities Act of 1933. The Registrant will file a Rule 24f-2 Notice within six months after the close of its current fiscal year.
--------------------------------------------------------------------------------
         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------

                              CROSS REFERENCE SHEET

                            (AS REQUIRED BY RULE 495)


N-1A ITEM NO.                                                                                  LOCATION
-------------                                                                                  --------
PART A
------
Item 1.         Front and Back Cover Pages....................................  Front and Back Cover Pages
Item 2.         Risk/Return Summary:  Investments, Risks
                and Performance...............................................  The Funds' Risk/Return Summary
Item 3.         Risk/Return Summary:  Fee Table...............................  Summary of Fund Expenses
Item 4.         Investment Objectives, Principal Investment
                Strategies and Related Risks..................................  The Funds' Investment Objectives
                                                                                and Policies
Item 5.         Management's Discussion of Fund Performance...................  Not Applicable
Item 6.         Management, Organization, and Capital Structure...............  Fund Management
Item 7.         Shareholder Information.......................................  Purchases, Redemption and Share-
                                                                                holder Services, Other Shareholder
                                                                                Information, Taxes
Item 8.         Distribution Arrangements.....................................  Dividend and Distribution Informa-
                                                                                tion
Item 9.         Financial Highlights Information..............................  Not applicable

PART B
------
Item 10.        Cover Page and Table of Contents..............................  Cover Page
Item 11.        Fund History..................................................  Fund History
Item 12.        Description of the Fund and Its Investments and Risks.........  Investment Policies and Restric-
                                                                                tions
Item 13.        Management of the Fund .......................................  Management
Item 14.        Control Persons and Principal Holders of Securities...........  Shares of Beneficial Interest
Item 15.        Investment Advisory and Other Services........................  Management, Expenses of the
                                                                                Funds
Item 16.        Brokerage Allocation and Other Practices......................  Expenses of the Funds, Portfolio
                                                                                Transactions
Item 17.        Capital Stock and Other Securities............................  General Information, Purchases,
                                                                                Redemptions, Exchanges and Sys-
                                                                                tematic Withdrawal Plan
Item 18.        Purchase, Redemption and Pricing of Shares....................  Purchases, Redemptions, Ex-
                                                                                changes and Systematic With-
                                                                                drawal Plan, Net Asset Value
Item 19.        Taxation of the Fund..........................................  Dividends, Distributions and Taxes
Item 20.        Underwriters..................................................  Expenses of the Funds

                                       i

N-1A ITEM NO.                                                                                  Location
-------------
Item 21.        Calculation of Performance Data...............................  Not applicable
Item 22.        Financial Statements..........................................  Not Applicable
PART C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

DLJdirect Mutual Funds


Prospectus
November 16, 1999



DLJdirect Choice Technology Fund
DLJdirect Strategic Growth Fund



This prospectus provides information about the Funds. Each Fund has a separate investment objective and portfolio of investments.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


TABLE OF CONTENTS

         The DLJdirect Funds' Risk/Return Summary
         Summary of DLJdirect Fund Expenses
         Annual Fund Operating Expenses
         Purchases, Redemptions and Shareholder Services
         The DLJdirect Funds' Investment Objectives and Policies
         Additional Information on Investment Policies and Risks
         Fund Management
         Distribution Charges
         Shareholder Servicing
         Dividend and Distribution Information
         Taxes
         For More Information


DLJdirect

DLJdirect, Inc.
Member NASD and SIPC
A Donaldson, Lufkin & Jenrette Company

This part of the prospectus summarizes each Fund's investment objective, principal investment strategies and principal risks. More information about the DLJdirect Mutual Funds ("DLJdirect Funds") is contained in "The DLJdirect Funds' Investment Objectives and Policies" and "Additional Information on Investment Policies and Risks." Please read the entire prospectus carefully before investing and save it for future reference.


THE DLJdirect FUNDS' RISK/RETURN SUMMARY

THE DLJdirect CHOICE TECHNOLOGY FUND


The DLJdirect CHOICE TECHNOLOGY FUND's investment objective is growth of capital. The Fund seeks to achieve this objective by investing in a broad number of industries that comprise the U.S. domestic technology sector. The Fund seeks to create a blend of stocks in companies that include the computer hardware, computer software, electronics, semiconductor, semiconductor capital equipment, telecommunication equipment, telecommunication services, and internet industries.


Like any investment, an investment in the Choice Technology Fund is subject to risk and you could lose money. While the Fund seeks investments that will appreciate in value, DLJ Investment Management Corp. ("DLJIM"or the "Adviser") could select securities that will decline in value and provide no income. Technology stocks, especially those of smaller, less-seasoned companies tend to be more volatile than the overall stock market. As with most stock funds, the most important factor with this Fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the Fund concentrates in a single sector increases this risk, because factors affecting that sector could affect Fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition, and the advent of competing technologies. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.


THE DLJdirect STRATEGIC GROWTH FUND


The DLJdirect STRATEGIC GROWTH FUND's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing in equity securities of a limited number of large, carefully selected companies that the Adviser believes will achieve superior growth. The Fund intends to hold securities of approximately 50-60 companies, which may fluctuate depending on the Adviser's view of market conditions. The Fund seeks to achieve superior performance as compared to other U.S. domestic growth funds. Growth companies are typically characterized by higher price-to-earnings and price-to-book ratios, lower dividend yields, greater volatility, and higher historical and predicted earnings.


Like any investment, an investment in the Strategic Growth Fund is subject to risk, and you could lose money. While the Adviser believes that the investments it selects will experience long-term appreciation, their value could decline. The Fund is subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. Because the Fund normally invests in a smaller number of securities than many other equity funds, an investment in this Fund has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. These and other factors could adversely affect your investment.

The DLJdirect Funds are new Funds and therefore do not have any performance history.


SUMMARY OF DLJdirect FUND EXPENSES
SHAREHOLDER TRANSACTION EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the DLJdirect Funds.

--------------------------------------------------------------------------------
Shareholder fees:
(These fees are paid directly from your investment.)    NONE*
--------------------------------------------------------------------------------

* The Funds impose no separate charge for transactions. However, investors will be charged a transaction fee by DLJdirect, Inc. as follows:



  on purchases or exchanges less than $5,000 (does not apply for retirement accounts)     $35 Transaction Fee
  on shares redeemed or exchanged within six months of purchase or deposit date           $35 Transaction Fee



In determining the transaction fee to be charged on shares exchanged, DLJdirect, Inc. treats an exchange as a separate purchase and redemption transaction. Accordingly, a $70 transaction fee will be charged on shares exchanged for less than $5,000 ($1,000 for retirement accounts) within six months of purchase or deposit date.


ANNUAL FUND OPERATING EXPENSES


These examples help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. They assume that you invest $10,000 in a Fund for the periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses would remain the same. The Adviser has made a written undertaking, to limit the Total Annual Fund Operating Expenses of each Fund through October 31, 2002. Accordingly, the After 1 Year Examples and the After 3 Years Examples reflect the waived fees. Prior to the date of this prospectus, the Funds have not commenced operations and therefore the percentages referenced below are estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



--------------------------------------------------------------------------------
Annual Fund Operating Expenses                          Examples
(Expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
DLJdirect CHOICE TECHNOLOGY FUND                        After 1 Year     $142
                                                        After 3 Years    $440
                                                                         ----
Management Fee                                .88%
Distribution (12b-1) and Service Fees(a)      .25%
Shareholder Servicing Fees..................  .25%
Other Expenses(b)                             .30%
                                             -----
Total Annual Fund Operating Expenses(b)      1.68%
                                             -----
Waived Fees(c)                               (.29%)
                                             -----
Total Expenses less Waived Fees              1.39%
--------------------------------------------------------------------------------
DLJdirect STRATEGIC GROWTH FUND                         After 1 Year     $121

Management Fee                                .75%      After 3 Years    $378
                                                                         ----
Distribution (12b-1) and Service Fees(a)      .25%
Shareholder Servicing Fees..................  .25%
Other Expenses(b)                             .30%
                                             -----
Total Annual Fund Operating Expenses(b)      1.55%
Waived Fees(c)                               (.36%)
                                             -----
Total Expenses less Waived Fees              1.19%
--------------------------------------------------------------------------------

(a) The maximum allowable amount payable for distributing shares is .50 of 1% of the average daily net assets of each Fund. The Board of Trustees has currently limited the amount payable to .25 of 1% of the average daily net assets of each Fund.

(b) Prior to the date of this prospectus, the Funds have not commenced operations. Accordingly, these percentages are estimates.

(c) The Adviser has undertaken, in writing, to limit Total Expenses of the Choice Technology Fund and Strategic Growth Fund to 1.39% and 1.19% per year, respectively. This arrangement will remain in place at least until October 31, 2002 as long as the Adviser continues to act as adviser to the Funds and may be extended thereafter at the discretion of the Adviser, and may only be terminated by the Board of Trustees.


PURCHASES, REDEMPTIONS AND SHAREHOLDER SERVICES

Purchases. The minimum initial investment in each Fund is $1,000 . The minimum for additional investments is $1,000. DLJdirect, Inc. ("DLJdirect"), a subsidiary of DLJ Holdings Inc., is an online broker-dealer. DLJdirect account holders may purchase and redeem shares of the DLJdirect Funds through any of these means:

         1. Through our Web site at www.DLJdirect.com;
         2. MarketSpeed, our proprietary Windows-based software;
         3. Via TradeTalk'TM' our touch-tone trading services at 1.888.999.7236;
         4. By calling a DLJdirect Trading Representative at 1.800.825.5873

         When you place your trade online, enter "DLJdirect" in the fund name look-up box and select the DLJdirect Fund you wish to buy. Prior to placing an order you need to have enough money in your DLJdirect Account to cover the purchase. Investment in the Funds are offered on a continuous basis at the Net Asset Value per share ("NAV") of each Fund without the imposition of any sales charges. See calculation of NAV on this page. Shares of the Funds purchased through a DLJdirect Account are eligible for our No Transaction Fee (NTF) program. However, shares of the Funds redeemed or exchanged within six months of the purchase date or deposit will incur a transaction fee imposed by DLJdirect. In addition, investors will be charged a transaction fee by DLJdirect on purchases or exchanges less than $5,000 ($1,000 for retirement accounts).

         Share certificates will not be issued for full or fractional shares of the Funds. DLJdirect reserves the right to reject any initial or subsequent investment at its sole discretion.

         Additional information is available by contacting a DLJdirect Investor Services Representative at 1.800.825.5723 or via e-mail at service@DLJdirect.com.

         IMPORTANT NOTE: NEVER PLACE ORDERS BY E-MAIL! IN ADDITION, SHAREHOLDERS MAY NOT PURCHASE OR REDEEM SHARES BY MAIL. THEY WILL NOT BE ACCEPTED.

Redemptions. The value of shares redeemed may be more or less than the cost of such shares to the shareholder. This depends on the value of the Fund's portfolio securities at the time of such redemption or repurchase.

Shareholders that have Fund balances of less than $1,000 may be requested to increase their holdings to at least $1,000 within 60 days. If you fail to do so, DLJdirect reserves the right to redeem your shares of the Fund and send the proceeds to you. IRAs and other qualified retirement accounts are not subject to mandatory redemption. DLJdirect will not redeem involuntarily any Fund with an aggregate balance of less than $1,000 based solely on the market movement of the Fund's shares.

The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered in proper form for redemption, except for any period when the New York Stock Exchange is closed or restricted. Generally, redemptions will be made in cash or by check.

Exchanges. You may exchange holdings in one DLJdirect Fund for holdings in another DLJdirect Fund. (The exchange privilege for our Funds is available only in states in which shares of the Funds may be legally sold.) Exchanges are made on the basis of each Fund's relative NAV per share next computed after receipt of an order for the exchange.

The Funds impose no separate charge for exchanges. However, investors may be charged a transaction fee on exchanges made through DLJdirect.

The exchange privilege is intended to provide you with a convenient way to switch your investments when your objectives or perceived market conditions suggest a change. DLJdirect reserves the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon 60 days notice. The exchange privilege is not intended to enable shareholders to play short-term swings in the stock market by engaging in frequent transactions in and out of the Funds. Shareholders who in the opinion of the Adviser engage in such frequent transactions may be prohibited or restricted from placing future exchange orders. You should be aware that for federal income tax purposes an exchange is treated as a sale and a purchase of shares which may result in recognition of a gain or loss.

Timing of Redemptions and Exchanges. If a redemption or transfer order in a DLJdirect Account is received on a Fund Business Day prior to the close of the New York Stock Exchange (generally 4:00p.m.), the proceeds will be transferred as soon as possible. Shares within a DLJdirect Account will be priced that Fund Business Day. If the redemption or transfer order is received after the close of the New York Stock Exchange, the shares of the Fund will be priced on the next Fund Business Day. The proceeds will be transferred as soon as possible after such pricing in accordance with industry settlement procedures.

THE DLJdirect FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER. DLJdirect RESERVES THE RIGHT TO IMPOSE REDEMPTION FEES TO DISCOURAGE MARKET-TIMING IN THE FUNDS.


[side bar]
         Net Asset Value: Net asset value per share ("NAV") is determined separately for each Fund by taking the total assets of a Fund and subtracting its total liabilities and then dividing the difference by the total number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange each day that the New York Stock Exchange is open for trading. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed. In calculating NAV, each Funds' Investments are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other method as the Trustees of the Funds believe in good faith would accurately reflect their fair value.

[side bar]




The investment objectives and policies of each Fund are set forth below. There can be, of course, no assurance that either of the Funds will achieve its investment objective. The Funds' investment objectives are fundamental policies that cannot be changed without the approval of the shareholders of the applicable Fund. The Board of Trustees of the Funds may change non-fundamental policies without shareholder approval.


THE DLJdirect FUNDS' INVESTMENT OBJECTIVES AND POLICIES

DLJdirect CHOICE TECHNOLOGY FUND

Goal: The DLJdirect CHOICE TECHNOLOGY FUND's investment objective is growth of capital.

Strategy: The Choice Technology Fund seeks to achieve this objective by investing in a broad number of industries that comprise the U.S. domestic technology sector. The Fund seeks to create a blend of stocks in companies that include the computer hardware, computer software, electronics, semiconductor, semiconductor capital equipment, telecommunication equipment, telecommunication services and internet industries. Stock selection reflects a growth approach and is based on fundamental research that assesses a company's prospects for above-average earnings. The research applied by the Adviser is conducted primarily by research analysts employed by Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC"). In addition, the Adviser also obtains research from other investment firms.

Investments: The Choice Technology Fund invests in common stock, preferred stock and securities convertible into common stock. The Fund will normally invest 80% of its assets in securities of companies principally engaged in offering, developing products, processes or services that will provide technological advances and improvements. The types of companies include computer hardware, computer software, electronics, semiconductor, telecommunication equipment, telecommunication services and internet industries. The Fund may invest in listed and unlisted securities, well-known and established companies and in new and unseasoned companies. The Fund will not invest more than 25% of its total assets in any one industry. The Fund may also:


         attempt to minimize the effect of a market decline on the value of its securities, subject to market conditions, by writing covered call options on securities or stock indices;

         invest up to 10% of its assets in non-U.S. securities;

         invest up to 15% of its net assets in illiquid securities;

         invest in investment-grade fixed income securities, including bonds, debentures, notes and money market instruments such as commercial paper and bankers-acceptances and other financial instruments.


[side bar]

Risks: Like any investment, an investment in the Choice Technology Fund or Strategic Growth Fund is subject to risk and you could lose money. While the Funds seek investments that will appreciate in value, the value of the securities could decline and provide no income. The Funds are subject to market risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest rates (generally increases). If the value of equity markets in general declines, you can expect the value of your investment in the Funds to decline, possibly to a greater extent than the decline in equity markets generally. The Funds are also subject to investment risk, which is the possibility that the returns from a specific type of stock will perform worse than the overall stock market or other market sectors. Other general risks include the following:

The Choice Technology Fund invests in technology companies. The fact that the Fund concentrates in a single sector increases risk as compared to a fund with a more diversified portfolio. Certain factors or market conditions that affect technology companies could have an impact on the Fund's net asset value and performance. For example, companies in the rapidly changing technology sector often face unusually high price volatility, both in terms of gains and losses. Products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments could also result in sharp price declines. In addition, stocks of small, less seasoned companies, tend to be more volatile than the overall market.

The Strategic Growth Fund will limit the number of companies in its portfolio. Changes in the value of one security may have a greater effect on the Fund's net asset value than other U.S. domestic growth funds with more diversified portfolios.

In addition, each Fund may from time to time take temporary defensive positions that are inconsistent with a Fund's investment strategies in attempting to respond to adverse market conditions. If a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

[end side bar]

DLJdirect STRATEGIC GROWTH FUND

Goal: The investment objective of the Strategic Growth Fund is long-term growth of capital. Investments are made based on their potential for superior growth.

Strategy: The Fund seeks to achieve this objective by investing in equity securities of a limited number of large, carefully selected companies that the Adviser believes will achieve superior growth. Unlike most equity funds, the Fund focuses on a relatively small number of intensely researched companies. The Fund seeks to achieve superior performance as compared to other U.S. domestic growth funds. Growth companies are typically characterized by higher price-to-earnings and price-to-book ratios, lower dividend yields, greater volatility and higher historical and predicted earnings.

The Adviser applies extensive research that has been conducted primarily by research analysts employed by DLJSC on the growth prospects of stocks that are considered for the Fund's portfolio. Unlike many equity funds, the Strategic Growth Fund seeks to limit the number of Fund holdings to companies that offer the highest potential for capital appreciation. The Fund intends to hold securities of approximately 50-60 companies, which may fluctuate depending on the Adviser's view of market conditions. The growth companies tend to be concentrated in the technology, health care, consumer, financial, telecommunications and commercial services sectors. By emphasizing DLJSC research in the portfolio stock selection, this Fund will try to deliver superior performance as compared to the U.S. domestic growth fund peer universe. Other factors considered in the selection of securities include the economic and political outlook, the value of a particular security relative to another security, trends in the determinants of corporate profits, and management capability and practices. (See "Additional Information on Investment Policies and Risks.")

Investments: Under normal circumstances, the Strategic Growth Fund invests at least 85% of its total assets in equity securities in U.S. companies that the Adviser believes have above-average long-term capital appreciation potential. The Adviser expects the average market capitalization of companies in the portfolio to be in the range of companies that are included in the Standard & Poor's 500 Index. The Fund may invest in both listed and unlisted securities and may also:

    invest up to 10% of the value of its total assets in non-U.S. securities;

    invest no more than 15% of its net assets in illiquid securities;

    invest up to 5% of its total assets in warrants;

    attempt to minimize the effect of a market decline on the value of its securities, subject to market conditions, by writing covered call options on securities or stock indices (See "Additional Information on Investment Policies and Risks."); and

    invest in investment-grade fixed income securities, including bonds, debentures, notes and money market instruments such as commercial paper and bankers acceptances and other financial instruments.

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

[side bar for the Funds]



ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The following general investment policies and risks supplement those set forth above for each Fund.

Equity Securities. "Equity securities" include common stock, preferred stock (including convertible preferred stock), bonds convertible into common or preferred stock, rights and warrants, equity interests in trusts and depositary receipts for equity securities.

Convertible Securities. A "convertible security" is a bond or preferred stock which may be converted at a stated price within a specified period of time into a certain quantity of the common or preferred stock of the same or a different issuer. Convertible securities have characteristics of both bonds and equity securities. Like a bond, a convertible security tends to increase in market value when interest rates decline and tends to decrease in market value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Warrants. A "warrant" gives the holder thereof the right to buy equity securities at a specific price during a specified period of time. Warrants tend to be more volatile than the underlying security, and if at a warrant's expiration date the security is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the underlying security is trading at a price higher than the price set in the warrant, the holder of the warrant can acquire the stock at a price below its market value.

Investment-Grade Debt Securities. Each Fund may invest in debt securities of investment-grade quality. "Investment-grade debt securities" are debt securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization. Investment-grade debt securities may also include debt securities believed by the Adviser (on the basis of criteria believed by the Adviser to be comparable to that applied by such rating agencies) to be of comparable quality to debt securities so rated by the rating agencies.

Debt securities rated Baa or higher by Moody's or BBB or higher by S&P are investment-grade securities. Securities rated BBB are regarded by S&P as having an adequate capacity to pay interest and repay principal; while such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Securities rated Baa by Moody's are considered to be medium-grade obligations. These securities are neither highly protected nor poorly secured. The rating organization determines that interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. For a more complete description of Moody's and S&P's ratings, see the "Appendix to the Statement of Additional Information of the Funds."

The investment-grade limitations referenced for each Fund are applicable at the time of initial investment and a Fund may determine to retain securities of issuers which have had their credit characteristics downgraded.

Equity-Linked Debt Securities. "Equity-linked debt securities" are securities on which the issuer is obligated to pay interest and/or principal that are linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

Repurchase Agreements. The Funds may enter into "repurchase agreements" with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. Repurchase agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Adviser requires continual maintenance of collateral with the Fund's custodian in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, the Fund might be delayed in selling the collateral.

Non-U.S. Securities. Each Fund may invest in "non-U.S. securities." There are additional risks involved in investing in non-U.S. securities. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, and the possible imposition of currency exchange blockages. In addition, there are risks associated with future adverse political and economic developments and a limited availability of public information concerning issuers. Non-U.S. issuers typically are subject to different accounting, auditing and financial reporting standards. Securities of many non-U.S. companies may be less liquid and their prices more volatile than those of domestic companies. There is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of a non-U.S. issuer, including the withholding of dividends. In addition, non-U.S. issuers may have computer systems that are not Year 2000 compliant.

Non-U.S. securities may be subject to taxes imposed by foreign governments that would reduce the net yield on such securities. Investment in non-U.S. securities may result in higher expenses due to the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges (which generally are higher than commissions on U.S. exchanges) and the expense of maintaining securities with non-U.S. custodians.

Investments in non-U.S. securities include securities issued by European issuers. On January 1, 1999, the countries participating in the European Monetary Union ("EMU") implemented a new currency unit, the Euro, which is reshaping financial markets, banking systems and monetary policies in Europe and other parts of the world. Although it is not possible to predict the eventual impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions.

Depositary Receipts. American Depositary Receipts ("ADRs") are receipts issued by a U.S. bank or trust company for the shares of a non-U.S. based corporation held in the vault of a U.S. bank and entitling the shareholder to all dividends and capital gains. ADRs may not necessarily be denominated in U.S. dollars, rather they may be denominated in the currency of the underlying issuers' country. Issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. For purposes of determining the country of issuance, investments in ADRs are deemed to be investments in U.S. securities if the underlying issuer is organized under the laws of the U.S, has its principal trading market in the U.S., or derives at least 50% of its assets, revenues or profits from the U.S.

Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets. Some examples of illiquid securities are the following:

         1. direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market;


         2. over-the-counter options; and

         3. repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alternatively, a Fund may not be able to readily sell the securities. The Adviser will monitor the liquidity of a Fund's investments in illiquid securities. Generally, less public information is available about the issuers of these securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act of 1933 requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments.

Investment Companies. The Funds may invest a limited amount of their assets in shares of other investment companies which have similar objectives to the Funds' permitted investments. Investments in other mutual funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. As a shareholder in an investment company, the Funds would bear their proportionate share of that investment company's expenses, including its advisory and administrative fees. At the same time the Choice Technology Fund or the Strategic Growth Fund would continue to generate its own management fees and other expenses. In addition, such investments are subject to limitations under the Investment Company Act of 1940 ("1940 Act") and market availability.

Options. A call option is a contract that gives the holder the right to buy from the seller the security underlying the call option at a pre-determined price while a put option is a contract that gives the buyer the right to require the seller to purchase the security underlying the put option at a pre-determined price.

The Funds may write covered call options on individual securities or stock indices. For the Funds, this practice will only be used to minimize the effect of a market decline in the value of securities in their respective portfolios. We cannot guarantee that, should a Fund seek to enter into such transactions, it could do so at all or on terms that are acceptable. The Funds may purchase and sell put and call options on securities, currencies and financial indices that are traded on U.S. or non-U.S. securities exchanges or in the over-the-counter market. (Options traded in the over-the-counter market are considered illiquid investments.)

Options on Securities Indices. An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund may purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 30% of its total assets.

[side bar]
Year 2000 Readiness Disclosure. Many computer systems used today cannot tell the year 2000 from the year 1900 because of the way dates are encoded. This could be a problem when the year 2000 arrives and could affect security trades, interest and dividend payments, pricing and accounting services.

Although the Funds can't guarantee that this won't be a problem, the Funds' service providers have been working on adapting their computer systems. They expect that their systems, and the systems of their service providers, will be ready for the new millennium. Many foreign governments, as well as many issuers of non-U.S. securities, may not have computer systems that are ready for the Year 2000. To the extent either Fund invests in non-U.S. issuers, and such investments are negatively affected by the Year 2000 issue, that Fund may suffer a reduction in its net asset value, total return or yield.

In addition, issuers of securities in which the Funds invest may also encounter Year 2000 problems. If these problems are significant and are not corrected, the securities markets in general could decline and the issuers that have Year 2000 problems could see the prices for their securities decline. If a Fund owns securities of an issuer with a Year 2000 problem or securities markets in general decline, the NAV of the Fund would likely decline and you could lose money.

[end side bar]

FUND MANAGEMENT

DLJ Investment Management Corp., a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172 ("DLJIM"), serves as the investment adviser for the Funds. DLJIM is a subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a member of the New York Stock Exchange and a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc. ("DLJ") a major international supplier of financial services. DLJ is an independently operated, indirect subsidiary of AXA Financial Inc., a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies.

The following individual is responsible for management of the DLJdirect Funds.

Hugh M. Neuburger, Ph.D., is the primary portfolio manager of the Strategic Growth Fund and Choice Technology Fund. He has also served as the primary manager of the DLJ Winthrop Growth Fund and co-portfolio manager of the DLJ Winthrop Growth and Income Fund and the DLJ Winthrop Small Company Value Fund since August 1995. Mr. Neuburger is Managing Director and Director of Quantitative Analysis of the Adviser and has been an employee of an affiliate of DLJIM since March 1995. From 1992 to March 1995, Mr. Neuburger was the president of Hugh M. Neuburger, Inc., a consulting firm upon which Mr. Neuburger provided domestic and global tactical asset allocation advice and other consulting services to large corporate and state pension plans. From 1986 through 1991, Mr. Neuburger was Managing Director of Matrix Capital Management, an investment management firm. Prior to 1986, Mr. Neuburger managed asset allocation portfolios for Prudential Insurance Company of America.

DISTRIBUTION CHARGES

Each Fund has adopted 12b-1 Plans pursuant to the rules of the 1940 Act. These plans allow each Fund to collect distribution and service fees for the sale and servicing of each Fund's shares. Since these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

[side bar]
Distribution and Service Fees: Distribution and Service Fees are used to compensate DLJSC, the Funds' Distributor ("Distributor") for expenses incurred to promote the sale of shares and the servicing of accounts of each Fund.

The expenses incurred by the Distributor under the 12b-1 Plans include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the Distributor's employees or employees of the Distributor's affiliates for their distribution assistance.

Distribution fees also allow the Distributor to compensate broker-dealers or other persons for providing distribution assistance, as well as financial intermediaries for providing administrative and accounting services for their account holders.

[end side bar]

SHAREHOLDER SERVICING

The Funds' Shareholder Servicing Plan permits each Fund to pay banks, broker-dealers or other financial institutions (including DLJSC and its affiliates) for shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of each Fund. These services may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

DIVIDEND AND DISTRIBUTION INFORMATION

The Funds distribute at least annually any net investment income and any net realized capital gains. The Funds may also make distributions on a more frequent basis to comply with Federal tax requirements. For purposes of this calculation, net investment income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period.

For your convenience, dividends and capital gains are automatically reinvested in your Fund. If you ask us to pay the distributions in cash, your DLJdirect Account will be credited instead of purchasing more shares of your Fund.

TAXES

As with any investment, you should consider how your investment in the Funds would be taxed. If your account is not a tax-deferred retirement account, you should be aware of the following tax consequences. For federal income tax purposes, a Fund's income and short-term capital gain distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as capital gains. Your distributions may also be subject to state and local income taxes. The distributions are taxable when they are paid, whether you receive them in cash or participate in the dividend reinvestment program. It is anticipated that each January, DLJdirect will mail you a form indicating the federal tax status of dividends and capital gains distributions earned from your securities, including the Funds, held within your DLJdirect Account. For individuals, long-term capital gains are generally subject to a maximum tax rate of 20%. If you hold shares in a tax-deferred retirement account, your distributions will be taxed when you receive a distribution from your tax-deferred account.

When you redeem your shares, the tax treatment of any gains or losses may be affected by the length of time for which you hold your shares.

As a shareholder, you must provide DLJdirect with a correct taxpayer identification number (generally your Social Security number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require DLJdirect to withhold 31% of your taxable distributions and redemptions. Federal law also requires DLJdirect to withhold 30% or the applicable tax treaty rate from dividends paid to certain non-resident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the "Statement of Additional Information" for your Fund for more information on the tax consequences of your investment. You should also consult your own tax adviser for further information.

BACK COVER

                              FOR MORE INFORMATION

General Information and Other Available Information
The Funds will send out a semi-annual report and an annual report to shareholders of the DLJdirect Funds. These reports include a list of the Fund's investments and financial statements. The annual report will contain a statement from the Fund's Adviser discussing market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Funds have a Statement of Additional Information that contains additional information on all aspects of the Funds and are incorporated by reference into this Prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available for review at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330) or on the SEC's web site at http://www.sec.gov. You can also obtain copies of Fund documents filed with the SEC by writing:

                  Securities and Exchange Commission
                  Public Reference Section

                  Washington, DC  20549-6009
                  Payment of a duplicating fee may be required.


Shareholders may obtain any of these documents free of charge and may request other information about the Funds by calling DLJdirect at 800-825-5723 or go to www.DLJdirect.com. DLJdirect, Inc. is located at Harborside Financial Center, 501 Plaza II, Jersey City, NJ 07311.

DLJdirect is a trademark of DLJ Long Term Investment Corporation

DLJdirect FUNDS
SEC file numbers:   811-09531

DLJdirect Mutual FUNDS
277 PARK AVENUE,
NEW YORK, NEW YORK 10172
Toll Free (800) 825-5723




                       STATEMENT OF ADDITIONAL INFORMATION




                                                               November 16, 1999

         This Statement of Additional Information relates to the DLJdirect Strategic Growth Fund and the DLJdirect Choice Technology Fund. Each Fund is a series of the DLJdirect Mutual Funds (the "DLJdirect Funds" or the "Funds"). This Statement of Additional Information is not a prospectus and should be read
in conjunction with the Funds' current Prospectus dated November   , 1999, as
supplemented from time to time, which is incorporated herein by reference. A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number listed above.


                                            TABLE OF CONTENTS
FUND HISTORY.......................................................................................................
INVESTMENT POLICIES AND RESTRICTIONS...............................................................................
MANAGEMENT.........................................................................................................
   Adviser.........................................................................................................
EXPENSES OF THE FUNDS..............................................................................................
   General.........................................................................................................
   Distribution Plan...............................................................................................
PURCHASES, REDEMPTIONS, AND EXCHANGES
   Purchases.......................................................................................................
   Redemptions.....................................................................................................
   Exchanges.......................................................................................................
NET ASSET VALUE....................................................................................................
DIVIDENDS, DISTRIBUTIONS AND TAXES
PORTFOLIO TRANSACTIONS.............................................................................................
PORTFOLIO TURNOVER.................................................................................................
INVESTMENT PERFORMANCE INFORMATION.................................................................................
SHARES OF BENEFICIAL INTEREST......................................................................................
GENERAL INFORMATION................................................................................................
   Organization and Capitalization.................................................................................
   Counsel and Independent Auditors................................................................................
   Additional Information..........................................................................................
   Financial Statements............................................................................................
APPENDIX...........................................................................................................

FUND HISTORY

         The DLJdirect Mutual Funds were organized on August 3, 1999 as a business trust under the laws of the state of Delaware. Its shares are currently divided into two series, the DLJdirect Strategic Growth Fund (the "Growth Fund") and the DLJdirect Choice Technology Fund (the "Technology Fund") (collectively referred to as the "Funds"). The Growth Fund and Technology Fund both operate as diversified open-end management investment companies. The Funds have an unlimited number of authorized shares of beneficial interest, par value $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series and an unlimited number of classes.

INVESTMENT POLICIES AND RESTRICTIONS

         The following investment policies and restrictions supplement and should be read in conjunction with the information set forth under the heading "The DLJdirect Mutual Funds' Investment Objectives and Policies" in the Funds' Prospectus. Except as noted in the Prospectus, each Fund's investment policies are not fundamental and may be changed by the Trustees of the Funds without shareholder approval. Shareholders will be notified prior to a significant change in such policies. Each Fund's fundamental investment restrictions may not be changed without shareholder approval as defined in "Fundamental Investment Restrictions" in this Statement of Additional Information.

         It is the policy of the Technology Fund to seek growth of capital by investing in a broad number of industries that comprise the U.S. domestic technology sector. It is the policy of the Growth Fund to seek long-term growth of capital by investing primarily in a limited number of large, carefully selected companies that DLJ Investment Management Corp. ("DLJIM" or the "Adviser") believes will achieve superior growth. In addition, each Fund may invest in any of the securities described below.

         Warrants. The Strategic Growth Fund and the Choice Technology Fund each may invest up to 5% of their respective total assets in warrants. Warrants may be considered more speculative than certain other types of investments due to the following:

   (1) Holders are not entitled to dividends or voting rights with respect to the underlying securities;

   (2) Warrants do not represent any rights to the assets of the issuing company;

   (3) A warrant's value does not necessarily change in proportion to the value of the underlying securities; and

   (4) A warrant ceases to have value if it is not exercised prior to the expiration date.

         Non-U.S. Securities. The Growth Fund and the Technology Fund may invest up to 10% of the value of their respective total assets in non-U.S. securities. Investment in non-U.S. securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. With respect to certain countries, there is also the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. In addition, the heightened risk of companies, industries and/or countries not being prepared for the Year 2000 computer problem, could cause a significant reduction in a fund's net asset value, total return and yield.

         There may be less publicly available information about a non-U.S. company than about a U.S. company. Non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Non-U.S. securities markets, while growing in volume, generally have substantially less trading volume than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets generally are higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds may have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect a Fund's performance. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or investors.

         Options. The Growth Fund and Technology Fund may purchase and sell call and put options for the purpose of hedging against a decline in the value of their respective portfolio securities.

          A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities or currency subject to the option at a specified price (the exercise price or strike price). The writer, or seller, of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When a Fund writes a call option, that Fund gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

         A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Fund that sells a put option might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

         If a Fund desires to sell a particular security from its portfolio on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to or concurrently with the sale of the security. A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates his obligation by purchasing an option of the same series as the option previously written. (Such a purchase does not result in the ownership of an option). A Fund may enter into a closing purchase transaction to realize a profit on a previously written option or to enable the Fund to write another option on the underlying security with either a different exercise price or expiration date or both. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option.

         A Fund will write only fully "covered" options. An option is fully covered if at all times during the option period, the Fund writing the option owns either (i) the underlying securities, or securities convertible into or carrying rights to acquire the optioned securities at no additional cost, or
(ii) an offsetting call option on the same securities at the same or a lower price.

         A Fund may not write a call option if, as a result thereof, the aggregate of such Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 10% of its total assets. The Funds may also purchase and sell financial futures contracts and options thereon for hedging and risk management purposes and to enhance gains as permitted by the Commodity Futures Trading Commission (the "CFTC").

         A Fund may also purchase and sell securities index options. Securities index options are similar to options on specific securities. However, because options on securities indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying securities index on the exercise date. When a Fund writes an option on a securities index, it will establish a segregated account with its custodian in which it will deposit cash or high quality short-term obligations or a combination of both with a value equal to or greater than the market value of the option and will maintain the account while the option is open.

         Each Fund's successful use of options and financial futures depends on the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select international securities for investment. The ability of a Fund to close out an option or futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. The inability to close options and futures positions also could have an adverse impact on each Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

         To the extent that puts, calls, straddles and similar investment strategies involve instruments regulated by the CFTC, each Fund is limited to an investment not in excess of 5% of its total assets, except that each Fund may purchase and sell such instruments, without limitation, for bona fide hedging purposes.


         Repurchase Agreements. The Funds may enter into "repurchase agreements" with member banks of the Federal Reserve System, "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities or with any domestic broker/dealer which is recognized as a reporting government securities dealer. Repurchase agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds require continual maintenance of collateral with the Custodian in an amount equal to, or in excess of, the market value of the securities which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral.

         Reverse Repurchase Agreements. The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it would establish and maintain with an approved custodian a segregated account containing liquid high-grade securities having a value not less than the repurchase price. Reverse repurchase agreements involve the risk that the market value of the securities subject to such agreement could decline below the repurchase price to be paid by a Fund for such securities. In the event the buyer of securities under a reverse repurchase agreement filed for bankruptcy or became insolvent, such buyer or receiver would receive an extension of time to determine whether to enforce a Fund's obligations to repurchase the securities and a Fund's use of the proceeds of the reverse repurchase could effectively be restricted pending such decision. Reverse repurchase agreements create leverage, a speculative factor, but are not considered senior securities by the Funds or the Securities and Exchange Commission ("SEC") to the extent liquid high-grade debt securities are segregated in an amount at least equal to the amount of the liability.

         Illiquid Investments. The Growth Fund and the Technology Fund may invest up to 15% of its assets in illiquid investments. Under the supervision of the Trustees, the Adviser determines the liquidity of a Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of that Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to such Fund's limitations on investments in illiquid securities.

         Borrowing. Each Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities or for other purposes. Under the Investment Company Act of 1940, as amended (the "1940 Act"), each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on an Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. The Adviser does not currently intend to engage in borrowing transactions.

         Securities Lending. The Funds may seek to receive or increase income by lending their respective portfolio securities. Under present regulatory policies, such loans may be made to member firms of the New York Stock Exchange and are required to be secured continuously by collateral held by the Custodian consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. Accordingly, the Funds will continuously secure the lending of portfolio securities by collateral held by the Custodian consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. The Funds have the right to call such a loan and obtain the securities loaned at any time on five days notice. Cash collateral may be invested in fixed income securities rated at least A or better by S&P or Moody's. As is the case with any extension of credit, loans of portfolio securities involve special risks in the event that the borrower should be unable to repay the loan, including delays or inability to recover the loaned securities or foreclose against the collateral. The aggregate value of securities loaned by a Fund may not exceed 33 1/3% of the value of the Fund's total assets.

         When Issued, Delayed Delivery Securities and Forward Commitments. The Funds may, to the extent consistent with their other investment policies and restrictions, enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security.

         When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While a Fund will only enter into a forward commitment with the intention of actually acquiring the security, such Fund may sell the security before the settlement date if it is deemed advisable.

         Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. Each Fund will segregate with its Custodian cash or liquid high-grade securities in an aggregate amount at least equal to the amount of its respective outstanding forward commitments.

         Short Selling. In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make a delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

         Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Funds' net assets. The Funds may not make a short salewhich results in the Funds having sold short in the aggregate more than 10% of the outstanding securities of any class of an issuer.

         The Funds also may make short sales "against the box" in which the Fund enters into a short sale of a security it owns.

         Until the Funds closes out their short position or replace the borrowed security, they will: (a) maintain a segregated account, containing permissible liquid assets, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover their short position.

Fundamental Investment Restrictions

         The following fundamental investment restrictions may not be changed with respect to a Fund without the approval of a majority of the shareholders of that Fund, which means the affirmative vote of the holders of (a) 67% or more of the shares of that Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (b) more than 50% of the outstanding shares of that Fund, whichever is less. Except as set forth in the Prospectus, all other investment policies or practices are considered by each Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

         The following investment restrictions are applicable to each of the Funds. Briefly, these restrictions provide that a Fund may not:

                  (1) purchase the securities of any one issuer, other than the United States Government, or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;


                  (2) invest 25% or more of the value of its total assets in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;


                  (3) issue senior securities in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. A Fund's obligations under swaps are not treated as senior securities;

                  (4) borrow money (including on margin if margin securities are owned and enter into reverse repurchase agreements) in excess of 33 1/3% of its total assets except that the Fund may borrow up to 5% of its total assets for temporary purposes; or

                  (5) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Fund's investment objectives and policies or the acquisition of securities subject to repurchase agreements;

                   (6) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities a Fund may be deemed to be an underwriter;

                  (7) purchase real estate or interests therein;

                  (8) purchase or sell commodities or commodities contracts except for purposes, and only to the extent, permitted by applicable law without the Fund becoming subject to registration with the CFTC as a commodity pool;

                  (9) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of securities do not exceed 25% of the then outstanding securities of that class; or

                  (10) invest in oil, gas or other mineral leases.





MANAGEMENT

         The Trustees and principal officers of the Funds, their ages and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 277 Park Avenue, New York, New York 10172. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Funds as defined by the 1940 Act.

         *G. Moffett Cochran, 49, Chairman of the Board of Trustees and President of the DLJdirect Mutual Funds, is President and Chief Executive Officer of the Adviser with which he has been associated with affiliates of the Adviser since prior to 1994. Prior to his association with the Funds and the Adviser, Mr. Cochran was a Senior Vice President with Bessemer Trust Companies.

         Robert E. Fischer, 69, Trustee of the DLJdirect Mutual Funds, has been Member at the law firm Wolf, Block, Schorr and Solis-Cohen LLP (or its predecessor firm) since prior to 1994.

         *Martin Jaffe, 52, Trustee, Vice President, Secretary and Treasurer of the DLJdirect Mutual Funds, is a Managing Director and Chief Operating Officer of the Adviser, with which he has been associated with affiliates of the Adviser since prior to 1994.

         Wilmot H. Kidd, III, 57, Trustee of the DLJdirect Mutual Funds, has been President of Central Securities Corporation since prior to 1994.

         John W. Waller, III, 48, Trustee of the DLJdirect Mutual Funds, has been Chairman of Waller Capital Corporation, an investment banking firm since prior to 1994.

         Hugh M. Neuburger, Ph.D., 56, Vice President of the DLJdirect Mutual Funds, is the primary portfolio manager of the Funds and Managing Director of the Adviser with which he has been associated with affiliates of the Adviser since March 1995. From 1992 to March 1995, Mr. Neuburger was president of a consulting firm that provided domestic and global tactical asset allocation advice.

         Brian A. Kammerer, 42, Vice President of the DLJdirect Mutual Funds has been associated with affiliates of the Adviser since prior to 1994.

The following table sets forth certain information regarding compensation of the Funds' Trustees and officers. Except as disclosed below, no executive officer or person affiliated with the Funds received compensation from the Funds.

                               Compensation Table

                                                              Pension or                       Total Compensation
                                                              Retirement                           From Trust
                                                           Benefits Accrued                         and Fund
                                            Aggregate      As Part of Trust  Estimated Annual       Complex
                                          Compensation         Expenses       Benefits Upon      Expected to be
                                              From                              Retirement          Paid to
Name and Position                           Trust(1)                                                Trustees

G. Moffett Cochran, Trustee                  $    0              None              None             $    0(13)
Robert E. Fischer, Trustee                   $5,000              None              None             $5,000(8)
Martin Jaffe, Trustee                        $    0              None              None             $    0(8)
Wilmot H. Kidd, III, Trustee                 $5,000              None              None             $5,000(8)
John W. Waller, III, Trustee                 $5,000              None              None             $5,000(8)



-----------
(1) The DLJdirect Funds anticipate paying each independent Trustee approximately $5,000 in each calendar year.


(2) The parenthetical number represents the number of portfolios (including the DLJdirect Funds) for which such person acts as Trustee that are considered part of the same fund complex as the Funds.

                               ------------------

         The Trustees of the DLJdirect Funds who are officers or employees of the Adviser or any of its affiliates receive no remuneration from the DLJdirect Funds. Each of the Trustees who are not affiliated with the Adviser will be paid a $1,000 fee for each board meeting attended. Messrs. Cochran and Jaffe are members of the Executive Committee. Messrs. Fisher, Kidd and Waller are members of the Audit Committee and are paid a $500 fee for each Audit Committee meeting attended.

                                     Adviser

         DLJIM, a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172, has been retained under an Investment Advisory Agreement as the Funds' investment adviser (see "Fund Management" in the Prospectus). The Adviser was established in 1996 to serve a select group of individuals and institutional investors.

         The Adviser is (since 1996) a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ Securities" or the "Distributor"), the distributor of the Fund's shares, which is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc., which is in turn an independently operated, indirect subsidiary of AXA Financial Inc. ("AXA Financial"), a holding company controlled by AXA, a French insurance and financial services holding company. The Adviser along with its affiliates are an integral part of the DLJ Securities family, and as one of the oldest money management firms in the country, they maintain a tradition of personalized service and performance. The address of DLJ Securities, Inc. is 277 Park Avenue, New York, New York 10172. The address of ECI is 787 Seventh Avenue, New York, New York 10019.

         As of August 1, 1999, AXA owns 59.6% of the outstanding shares of the common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific region and to a lesser extent, in Africa and South America. AXA is the second largest insurance group in the world based on worldwide revenue in 1997 and the largest French Insurance group based on worldwide gross premiums in 1997. AXA is the largest insurance group in the world based on assets under management at December 31, 1997. In addition to insurance and asset management. AXA is engaged in investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Europe and the Asia/Pacific region. Based on information provided by AXA, as of August 1, 1999, 20.8% of the issued ordinary shares (representing 32.7% of the voting power) of AXA were directly or indirectly owned by Finaxa, a French holding company ("Finaxa"). Such percentage of interest includes the interest of les Ateliers de Construction du Nord de la France-ANF ("ANF"), a 95.4% owned subsidiary of Finaxa, which owned 0.4% of the issued ordinary shares (representing 0.4% of the voting power) of AXA. As of August 1, 1999, 61.7% of the issued ordinary shares (representing 72.3% of the voting power) of Finaxa were owned by four French mutual insurance companies -- (the "Mutuelles AXA") and 22.7% of the issued ordinary shares (representing 13.7% of the voting power) of Finaxa were owned by Paribas, a French bank. Including the ordinary shares owned by Finaxa and its subsidiary on August 1, 1999, the Mutuelles AXA directly and indirectly owned 23.9% of the issued ordinary shares of AXA (representing 37.6% of the voting power). Acting as a group, the Mutuelles AXA will continue to control AXA and Finaxa.

         The Investment Advisory Agreement was approved by the Board of Trustees
of the Funds on July 15, 1999 and by the then shareholder on November   , 1999
and became effective on the same date. The Investment Advisory Agreement continues in force for and initial twenty four month period and then in successive twelve month periods provided that such continuation is specifically approved by a majority vote of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the Investment Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval.

         Under its Advisory Agreement with the Funds, the Advisor will provide investment advisory services, order placement facilities and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund, .750 of 1% of the first $500,000,000, .625% of 1% of the balance; and the Technology Fund, .875 of 1% of the first $500,000,000, .750 of 1% of the next $500,000,000. and .625 of 1% of the balance.

         Pursuant to the terms of the Investment Advisory Agreement, the Adviser may retain, at its own expense, a subadviser to assist in the performance of its services to the Funds.

                                Distribution Plan

         Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the Funds have adopted a Distribution Agreement (the "Distribution Agreement") and a Rule 12b-1 Plan for shares of each Fund (the "12b-1 Plans") to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares.

         Pursuant to the Distribution Agreement and the 12b-1 Plans, the Treasurer of the Funds reports the amounts expended under the Distribution Agreement and the purposes for which such expenditures were made to the Trustees of the Funds on a quarterly basis. Also, the 12b-1 Plans provide that the selection and nomination of disinterested Trustees (as defined in the 1940 Act) are committed to the discretion of the disinterested Trustees then in office. The Distribution Agreement and 12b-1 Plans may be continued annually if approved by a majority vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the Distribution Agreement, the 12b-1 Plans or in any other agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement and 12b-1 Plans were initially approved by the Funds' Trustees including a majority of the disinterested Trustees, on July 15, 1999 and by the then shareholders on
November   , 1999. All material amendments to the 12b-1 Plans must be approved by a vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the 12b-1 Plans or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. In addition to such Trustee approval, the 12b-1 Plans may not be amended in order to increase materially the costs which the Funds may bear pursuant to the 12b-1 Plans without the approval of a majority of the outstanding shares of such Funds. Each Fund's 12b-1 Plan or Plans may be terminated without penalty at any time by a majority vote of the disinterested Trustees, by a majority vote of the outstanding shares of a Fund or by the Adviser. Any agreement related to the 12b-1 Plans may be terminated at any time, without payment of any penalty, by a majority vote of the independent Trustees or by majority vote of the outstanding shares of a Fund on not more than 60 days notice to any other party to the agreement, and will terminate automatically in the event of assignment.

         Pursuant to the provisions of the 12b-1 Plans and the Distribution Agreement, the maximum allowable amount payable for distributing shares is
 .50 of 1% of the average daily net assets of each Fund. The Board of Trustees has currently limited the amount payable to .25 of 1% of the average daily net assets of each Fund.

Under the Agreements, the Adviser may make payments to the Distributor from the Adviser's own resources, which may include the management fees paid by the Funds. In addition to the maintenance fee paid to dealers or agents, the Distributor may from time to time pay additional compensation to dealers or agents in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives of such dealers or agents who sell shares of the Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Funds during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such dealer or agent may elect to receive cash incentives of equivalent amounts in lieu of such payments.

PURCHASES, REDEMPTIONS, AND EXCHANGES

The following information supplements that set forth in the Funds' Prospectus under the heading "Purchases, Redemptions and Shareholder Services."

                                    Purchases

         Shares of the Funds are offered at the net asset value per share next determined following receipt of a purchase order in proper form by DLJdirect, Inc. ("DLJdirect"). The Funds calculate net asset value per share as of the close of the regular session of the New York Stock Exchange, (the "NYSE") which is generally 4:00 p.m. New York City time on each day that trading is conducted on the NYSE.


         All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value. Share certificates will not be issued for full or fractional shares of the Funds. This eliminates the requirement of share certificates being presented upon redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen.

         Shareholders maintaining accounts through brokerage firms and other institutions should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or the Distributor. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

                                   Redemptions

         Shares of the Funds may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Funds of the shares tendered for redemption.

         Payment of the redemption price may be made either in cash or in portfolio securities (selected in the discretion of the Trustees and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Trustees believe that economic conditions exist which would make such a practice detrimental to the best interest of the Funds. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered in proper form for redemption, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the exchange is deemed to be restricted under rules of the SEC, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Growth Fund or Technology Fund of its portfolio securities is not reasonably practicable, or as a result of which it is not reasonably practicable for the Growth Fund or Technology Fund to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of shareholders. Generally, redemptions will be made by payment in cash or by check.

                                    Exchanges

         The Shares of a DLJdirect Fund can be exchanged for shares of the other DLJdirect Fund. Shareholders may exchange shares by calling an Investor Services Representative at 1.800.825.5873 or through the DLJdirect website
(www..DLJdirect.com).

         The exchange privilege is available only in those jurisdictions where shares of such Fund may be legally sold.

         The minimum initial exchange into another Fund is $1,000. The Funds impose no separate charge for exchanges. However, investors may be charged a transaction fee for exchanges made through DLJdirect.

         The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. The exchange privilege is not meant to afford shareholders an investment vehicle to play short-term swings in the stock market by engaging in frequent transactions in and out of all the Funds. Shareholders who engage in such frequent transactions may be prohibited from or restricted in placing future exchange orders.

         Exchanges of shares are subject to the other requirements of the Fund into which exchanges are made. Annual fund operating expenses for such fund may be higher. See "Annual Fund Operating Expenses" and "Purchases, Redemptions and Shareholder Services-Exchanges "in the Prospectus for a description of these expense differences.

NET ASSET VALUE

         Shares of each Fund will be priced at the net asset value per share as computed each Fund Business Day in accordance with the Funds' Agreement and Declaration of Trust and By-Laws. For this purpose, a Fund Business Day is any day on which the NYSE is open for business, typically, Monday through Friday exclusive of New Year's Day, Martin Luther King Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

         The net asset value of the shares of each Fund is determined as of the close of the regular session on the NYSE, which is generally at 4:00 p.m., New York City time, on each day that trading is conducted on the NYSE. The net asset value per share is calculated by taking the sum of the value of each Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

         For purposes of the computation of net asset value, each of the Funds values securities held in its respective portfolios as follows: readily marketable portfolio securities listed on an exchange are valued, except as indicated below, at the last sale price at the close of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Trustees of the Funds shall determine in good faith to reflect its fair value.

         Readily marketable securities, including certain options, not listed on an exchange but admitted to trading on the National Association of Securities Dealers Automatic Quotations, Inc. ("NASDAQ") National Market System (the "System") are valued in like manner. Portfolio securities traded on more than one exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

         Readily marketable securities, including certain options traded only in the over-the-counter market and listed securities whose primary market is believed by the Adviser to be over-the-counter (excluding those admitted to trading on the List) are valued at the mean of the current bid and asked prices as reported by such sources as the Trustees of the Funds deem appropriate to reflect their fair market value. However, fixed-income securities (except short-term securities) may be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The money market securities in which each Fund invests are traded primarily in the over-the-counter market and are valued at the mean between most recent bid and asked prices as obtained from dealers that make markets in such securities, except for securities having 60 days or less remaining until maturity which are stated at amortized cost. Portfolio securities underlying listed call options will be valued at their market price and reflected in net assets accordingly. Premiums received on call options written by a Fund will be included in the liability section of the Statement of Assets and Liabilities as a deferred credit and subsequently adjusted (marked-to-market) to the current market value of the option written. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Funds intend to distribute to shareholders of the Funds on an annual basis, substantially all of such respective periods' investment company taxable income, if any, for each respective Fund. Such distributions generally will be taxable to shareholders as ordinary income for federal income tax purposes. Since each Fund is treated as a single entity for Federal income tax purposes, the performance of one Fund will have no effect on the income tax liability of shareholders of another Fund.

         Upon a redemption or other disposition of shares of a Fund, a shareholder will generally recognize gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in such shares. Generally, such gain or loss will be capital gain or loss, if the shares are held as capital assets and will be long-term capital gain or loss if the shareholder's holding period for such shares exceeds one year.

         Capital gains, if any, realized by each of the Funds during their fiscal year will be distributed to the respective shareholders shortly after the end of such fiscal year. Distributions of the Funds' net capital gain, when designated as such, will be taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares.

         Each income dividend and capital gains distribution, if any, declared by the Funds on the outstanding shares of any Fund will, at the election of each shareholder, be paid in cash or reinvested in additional full and fractional shares of that Fund at the net asset value as of the close of business on the date identified for reinvestment. Such distributions, to the extent they would otherwise be taxable, will be taxable to shareholders regardless of whether paid in cash or reinvested in additional shares. An election to receive dividends and distributions in cash or shares is made at the time of the initial investment and may be changed by notice received by the Funds from a shareholder at least 30 days prior to the record date for a particular dividend or distribution on shares of each Fund. There is no charge in connection with the reinvestment of dividends and capital gains distributions.

         For Federal income tax purposes, dividends that are declared by a Fund in October, November or December of any year and payable to shareholders of record on a specified date in such a month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year in which they were declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

         Shareholders will be advised annually as to the Federal tax status of dividends and capital gains distributions made by each Fund for the preceding year.

         There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any gains. The amount of any dividend or distribution paid by each Fund depends upon the realization by the Fund of income and capital gains from that Fund's investments. All dividends and distributions will be made to shareholders of a Fund solely from assets of that Fund.

         Payment (either in cash or in portfolio securities) received by a shareholder upon redemption of his shares, or an exchange of shares in one Fund for shares in another fund, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or losses) depending upon the shareholder's holding period and basis in respect of shares redeemed. Any loss realized by a shareholder on the sale of Fund shares held for six months or less will be treated for Federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares. Note that any loss realized on the sale of shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before the disposition of such shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for Federal income taxes to the extent that its net taxable income and net capital gains are distributed to shareholders. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or other foreign currencies, or other income (including but not limited to gains from futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs) or of two or more issuers which the Fund controls and which are engaged in the same or related trades or businesses. Foreign currency gains that are not 'directly related' to the Fund's principal business of investing in stock or securities may be excluded by Treasury Regulations from income that counts toward the 90% of gross income requirement described above. The Treasury Department has not yet issued any such regulations.

         A dividend or capital gains distribution with respect to shares of any Fund held by a tax-deferred or qualified retirement plan, such as an IRA, Keogh Plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

         As a regulated investment company, each Fund will not be subject to Federal income tax on income and gains distributed to shareholders if it distributes at least 90% of its investment company taxable income to shareholders each year but will be subject to tax on its income and gains to the extent that it does not distribute to its shareholders an amount equal to such income and gains. In addition, each Fund will be subject to a nondeductible 4% excise tax on the excess, if any, of certain required distribution amounts over the amounts actually distributed by that Fund. To the extent practicable, each Fund intends to make such distributions as may be necessary to avoid this excise tax.

         Some of the investment practices of each Fund are subject to special provisions that, among other things, may defer the use of certain losses of such Funds and affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, and in the case of certain hedges or appreciated securities, the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in their respective portfolios (i.e., treat them as if they were closed out), which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         Each Fund is required to withhold and remit to the U.S. Treasury 31% of the dividends, capital gain distributions or the proceeds of any redemptions or exchanges of shares with respect to any shareholder who fails to furnish the Funds with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to certify to the Funds that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number.

         The foregoing is only a brief summary of some of the material U.S. federal income tax considerations generally relating to an investment in the Funds. It is based upon the Code, applicable Treasury regulations and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof and which are subject to change, possibly with retroactive effect. This summary is directed to investors who are U.S. persons (as determined for U.S. federal income tax purposes) and does not purport to discuss all of the income tax consequences applicable to the Funds or to all categories of investors, some of whom may be subject to special rules (including dealers in securities, insurance companies, non-U.S. persons and tax-exempt entities). Investors are urged to consult their tax advisers regarding the specific U.S. federal income tax consequences of an investment in the Funds, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Trustees of the Funds, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Funds. Portfolio transactions for the Funds are normally effected by brokers.

         The Funds have no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Funds to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one broker or dealer, the Adviser may, in its discretion, purchase and sell securities through brokers and dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of their investment advisory accounts, and accordingly, not all such services may be used by the Adviser in connection with the Funds. If a Fund determines in good faith that the amount of transaction costs charged by a broker or dealer is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker or dealer, the Fund may utilize such broker or dealer although the transaction costs of another broker or dealer are lower. The supplemental information received from a broker or dealer is in addition to the services required to be performed by the Adviser under the Investment Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

         Neither the Funds, nor the Adviser on behalf of the Funds have entered into agreements or understandings with any broker or dealer regarding the placement of securities transactions. Because of research or information to the Adviser for use in rendering investment advice to the Funds, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Funds. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Funds effect securities transactions are used by the Adviser in carrying out their investment management responsibilities with respect to all their client accounts but not all such services may be utilized by the Adviser in connection with the Funds.

         The Funds may deal in some instances in equity securities which are not listed on an exchange but are traded in the over-the-counter market. Where transactions are executed in the over-the-counter market, the Funds seek to deal with the primary market-makers, but when necessary in order to obtain the best price and execution, it utilizes the services of others. In all cases, the Funds will attempt to negotiate best execution.

         The Funds may from time to time place orders for the purchase or sale of securities (including listed call options) with DLJ Securities, the Funds' Distributor or other affiliates in accordance with the provisions of Section 11(a) of the Securities Exchange Act of 1934 referred to below. With respect to orders placed with DLJ Securities for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Funds), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

         Pursuant to Section 11(a) of the Securities Exchange Act of 1934, DLJ Securities and its affiliates are restricted as to the nature and extent of the brokerage services they may perform for the Funds. The SEC has adopted rules under Section 11(a) which permit an investment adviser to a registered investment company, or the adviser's affiliates, to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted, executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions.

         To the extent permitted by such rule, DLJ Securities and its affiliates may receive compensation relating to transactions in portfolio securities of the Funds provided that each Fund enters into a written agreement, as required by such rules, with that firm authorizing it to retain compensation for such services. The Trustees of the Funds have granted authorization conforming to the requirements of Section 11(a) to the Adviser to effect transactions in portfolio securities of the Funds through their affiliates, DLJ Securities and Autranet, Inc.


PORTFOLIO TURNOVER

         Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. Each Fund does not anticipate a portfolio turnover rate in excess of 100%. A higher rate involves greater transaction costs to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.


INVESTMENT PERFORMANCE INFORMATION

         Each Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the change in value of $1,000 invested at the maximum public offering price for a period assuming reinvestment of all dividends and distributions.

         Quotations of average annual total return will reflect only the performance of an investment in any Fund during the particular time period shown. Each Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of its portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing each Fund's current yield to yields published for other investment companies and other investment vehicles. Average annual total return and yield should also be considered relative to change in the value of each Fund's shares and the risks associated with each Fund's investment objectives, policies and risk considerations. At any time in the future, average annual total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

         From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning each Fund. These sources include Lipper, Inc., Weisenberger Investment Company Service, Barron's, Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance, Bank Rate Monitor, Morningstar and The Wall Street Journal.

         In connection with communicating its yield or average annual total return to current or prospective shareholders, each Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Quotations of each Fund's average annual total return will represent the average annual compounded rate of return of a hypothetical investment in each Fund over periods of 1, 5, and 10 years (or up to the life of each Fund), and are calculated pursuant to the following formula:

                                   P(1+T)n'pp'=ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period). All average annual total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested.




GENERAL INFORMATION

                         Organization and Capitalization

         The Trust was formed on August 3, 1999, as a 'business trust' under the laws of the State of Delaware.

         The Agreement and Declaration of Trust provides that no Trustee, officer, employee or agent of the Funds is liable to the Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Funds, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. It also provides that all third parties shall look solely to the property of a Fund or the property of such appropriate Fund for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of the Funds against all liability in connection with the affairs of the Funds.

         All shares of the Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Funds with different investment objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the 1940 Act and the laws of the State of Delaware.

                        Counsel and Independent Auditors

         Skadden, Arps, Slate, Meagher & Flom LLP, 919 Third Avenue, New York, New York 10022, serves as legal counsel for the Funds.

         Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been appointed as independent auditors for the Funds.

Custodian and Transfer Agent

         Citibank, N.A., 111 Wall Street, New York, New York 10043 serves as custodian to the Funds.

         First Data Investor Services Group, Inc., 211 S. Gulph Road, King of Prussia, PA 19406-3101 serves as Transfer Agent for the Funds.

                             Additional Information

         This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Funds with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

PART C

                                                 Other Information
Item 23  EXHIBITS

         (a)      Form of Agreement and Declaration of Trust**

         (b)      Form of Bylaws**

         (c)      Not Applicable

         (d)      Form of Investment Advisory Agreement**

         (e)      Form of Distribution Agreement**

         (f)      Not Applicable

         (g)      Form of Custody Services Agreement**

         (h)      Form of Services Agreement

                  (1)  Services Agreement with First Data Investor Services
                       Group, Inc.**

                  (2)  Services Agreement with Pershing

         (i)      Form of Legal Opinion**

         (j)      Consent of Independent Auditors

         (k)      Financial Statements

         (l)      Form of Subscription Agreement with initial shareholders**

         (m)      (1)      Rule 12b-1 Plan for the DLJdirect Strategic Growth Fund**

                  (2)      Rule 12b-1 Plan for the DLJdirect Choice Technology Fund**

         (n)      Rule 18f-3 Plan**

Item 24           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not Applicable

Item 25           INDEMNIFICATION

                  Registrant's Agreement and Declaration of Trust provides that the Trust (for the appropriate Fund) shall indemnify each person who is or has been a trustee or officer of the Trust (including persons who serve, or have served, at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants and counsel fees, incurred in connection with the defense or disposition of any action, suit or proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a person,

--------

** Previously filed
except with respect to any matter as to which it has been determined that such person (i) did not act in good faith in the reasonable belief that such person's action was in the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                  The Investment Advisory Agreement between Registrant and DLJ Investment Management Corp. (the "Advisor") provides that Advisor will not be liable thereunder for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Advisor against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

                  The Distribution Agreement between the Registrant and Donaldson, Lufkin & Jenrette Securities Corporation provides that Registrant will indemnify, defend and hold Donaldson, Lufkin & Jenrette Securities Corporation, and any other person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Donaldson, Lufkin & Jenrette Securities Corporation or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

                  The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Investment Advisory Agreement between Registrant and the Advisor and the Distribution Agreement between Registration and Donaldson, Lufkin & Jenrette Securities Corporation. The Registrant's Investment Advisory Agreement, the Agreement and Declaration of Trust and the Distribution Agreement are being filed as exhibits to this Registration Statement.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnifica tion by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Equitable Life Assurance Society of the United States (the parent of Advisor's parent) carries for itself and its subsidiaries Directors and Officers Liability Insurance. Coverage under this policy has been extended to directors and officers of the investment companies managed by the Advisor. Under this policy, outside trustees would be covered up to the limits specified for any claim against them for acts committed in their capacities as members of the Board.

Item 26           BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

                  The description of the Advisor under the caption "Management" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement as well as the Advisor's respective current Forms ADV are incorporated by reference herein.

Item 27           PRINCIPAL UNDERWRITERS

         (a) Donaldson, Lufkin & Jenrette Securities Corporation, the Registrant's Distributor (Underwriter) also acts as Distributor for the following investment companies:

                  DLJ Winthrop Focus Funds: DLJ Winthrop Aggressive Growth Fund, DLJ Winthrop Fixed Income Fund, DLJ Winthrop Growth and Income Fund, DLJ Winthrop Municipal Trust Fund and DLJ Winthrop Growth Fund.

                  DLJ Winthrop Opportunity Funds: DLJ Winthrop Developing Markets Fund, DLJ Winthrop International Equity Fund, DLJ Winthrop High Income Fund, DLJ Winthrop Municipal Money Fund and DLJ Winthrop U.S. Government Money Fund.

         (b) For information required with respect to the directors and officers of the Funds' Distributor, reference is made to the Form BD filed by the Distributor under the Securities Exchange Act of 1934.

         (c)      Not Applicable

Item 28           LOCATION OF ACCOUNTS AND RECORDS

                  The majority of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the DLJdirect Mutual Funds at 277 Park Avenue, New York, New York 10172 (see "Management" in the Prospectus). Additional records are maintained at the offices of Citibank, N.A., the Registrant's Custodian, 111 Wall Street, New York, New York 10043.

Item 29           MANAGEMENT SERVICES

                  Not applicable

Item 30           UNDERTAKINGS

                  Not applicable

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused the Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 16th day of November, 1999.

                                              DLJdirect Mutual Funds

                                              By:  /s/ G. Moffett Cochran
                                                   -----------------------------
                                                   Name:   G. Moffett Cochran
                                                   Title:  President

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below pursuant to a power of attorney previously filed with the Commission by the following persons in the capacities and on the date included:


           Signature                                 Title                                         Date
           ---------                                 -----                                         ----

/s/  Martin Jaffe                         Trustee and Vice President,                         November 16, 1999
---------------------------------         Secretary and Treasurer
Martin Jaffe

/s/  Robert E. Fischer                    Trustee                                             November 16, 1999
---------------------------------
Robert E. Fischer

/s/  Wilmot H. Kidd III                   Trustee                                             November 16, 1999
---------------------------------
Wilmot H. Kidd III


/s/  John W. Waller III                   Trustee                                             November 16, 1999
---------------------------------
John W. Waller III

                        SCHEDULE OF EXHIBITS TO FORM N-1A

         Exhibits

         (h)(2)   Services Agreement with Pershing

         (j)      Consent of Independent Auditors

         (k)      Financial Statements



                                        3


                            STATEMENT OF DIFFERENCES
                            ------------------------

The trademark symbol shall be expressed as.................................'TM'

Characters normally expressed as superscript shall be preceded by......... 'pp'